Segment Information - Schedule of Segments (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Schedule of Segments [Line Items]
Revenues, net	$ 235,667,734	$ 30,339,448	$ 174,202,627
Cost of revenues
Cost of Revenues	(186,223,181)	(23,974,043)	(139,154,316)
Gross profit	49,444,553	6,365,405	35,048,311
Expenses
Selling and marketing	(4,392,521)	(565,486)	(3,132,277)
General and administrative:
Depreciation – related party	(720,000)	(92,692)	(720,000)
Depreciation	(3,831,567)	(493,269)	(2,540,273)
Amortization	(1,481,738)	(190,756)	(112,049)
Staff cost	(18,486,483)	(2,379,917)	(13,260,898)
Professional fee	(2,840,139)	(365,634)	(2,204,622)
Provision for expected credit losses	(1,253,368)	(161,356)	(1,383,316)
Others	(4,867,313)	(626,610)	(2,648,351)
Total expenses	(37,873,129)	(4,875,720)	(26,001,786)
INCOME FROM OPERATION	11,571,424	1,489,685	9,046,525
Other income (expenses)
Interest income	31,954	4,114	92,951
Interest expense	(3,759,032)	(483,931)	(5,759,182)
Agency income – related party	1,170,664	150,709	2,662,034
Other income	134,230	17,280	326
Other expense			(302,784)
Total other expenses, net	(2,422,184)	(311,828)	(3,306,655)
Income before tax expenses	9,149,240	1,177,857	5,739,870
Total assets	135,647,692		90,616,829	$ 17,463,045
Total liabilities	(78,821,221)		(93,003,639)	(10,147,305)
Net (liabilities) assets	56,826,471		(2,386,810)	$ 7,315,740	$ (2,386,810)	$ (60,675,596)
Related Party
Cost of revenues
Cost of Revenues	(7,915,189)	(1,018,987)	(34,213,521)
External
Cost of revenues
Cost of Revenues	$ (178,307,992)	$ (22,955,056)	$ (104,940,795)